                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Avenue Suite 900
         New York NY 10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212 808 7420

Signature, Place, and Date of Signing:


         /s/ Jamie Zimmerman              New York, NY   August 14, 2009
--------------------------------------   -------------   ---------------
              [Signature]                [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            5
Form 13F Information Table Value Total:       $61634
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

       COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4      COLIMN 5      COLUMN 6  COLUMN 7       COLUMN 8
--------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                                                VOTING AUTHORITY
                                                 VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
    NAME OF ISSUER    TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DESCRETION MANAGERS   SOLE  SHARED NONE
--------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
EAGLE MATERIALS INC   COM            26969P108    16098   637800 SH       SOLE                 637800
NEXTWAVE WIRELESS INC COM            65337Y102        8    16480 SH       SOLE                  16480
NORTHWESTERN CORP     COM            668074305      603    26491 SH       SOLE                  26491
THERAVANCE INC        COM            88338T104    21095  1440900 SH       SOLE                1440900
WYETH                 COM            983024100    23830   525000 SH       SOLE                 525000